Loan Receivable – Related Parties	12 Months Ended
Jun. 30, 2021
Loan Receivable Related Parties
Loan Receivable – Related Parties

12. Loan Receivable – Related Parties

Loan receivables – related parties amounted to $0 and $318,535 ($122,535 current and $196,000 noncurrent) as of June 30, 2021 and June 30, 2020, respectively. Loan receivables – related parties are mainly advanced payments to the related party companies for business expense.